Fair Value of Financial Assets and Liabilities - Schedule of Assumptions Used to Determine the Fair Value of Warrants to Purchase Series B-3 Convertible Preferred Stock (Detail) - Warrant - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.31%	1.73%
Expected term (in years)	5 years	5 years 6 months
Expected volatility	75.80%	71.10%
Expected dividend yield	0.00%	0.00%
Series B-3 Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share of underlying stock		$ 1.40
Common Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share of underlying stock	$ 46.37